Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.4	₪ 0.4
Ordinary shares, authorized	45,000,000	45,000,000
Ordinary shares, Issued	18,589,139	18,421,852
Ordinary shares, outstanding	18,589,139	18,421,852